Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ 110	$ 129	$ (629)
Other comprehensive income (loss), net of tax :
Currency translation adjustments arising during the period	(202)	(271)	103
Less : reclassification adjustment for gains on disposal of equity investment	(10)
Foreign currency translation adjustments	(212)	(271)	103
Unrealized gains arising during the period		1	1
Unrealized gains (losses) on securities		1	1
Unrealized (losses) gains arising during the period	(117)	(111)	36
Less : reclassification adjustment for (income) losses included in net income (loss)	170	2	(29)
Unrealized gains (losses) on derivatives	53	(109)	7
Prior service cost arising during the period	2		(5)
Net gains (losses) arising during the period	3	(50)	74
Less : amortization of prior service cost included in net periodic pension cost	1	1	5
Defined benefit pension plans	6	(49)	74
Other comprehensive (loss) income, net of tax	(153)	(428)	185
Comprehensive loss	(43)	(299)	(444)
Less : comprehensive income (loss) attributable to noncontrolling interest	6	2	(134)
Comprehensive loss attributable to the company's stockholders	$ (49)	$ (301)	$ (310)